Schedule of Investments (unaudited)
August 31, 2024
BlackRock Infrastructure Sustainable Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Construction & Engineering — 3.4%
Ferrovial SE	7,793	$ 325,852
Diversified Telecommunication Services — 4.6%
Cellnex Telecom SA(a)	6,063	234,123
Infrastrutture Wireless Italiane SpA(a)	17,100	204,828
		438,951
Electric Utilities — 24.7%
Alliant Energy Corp.	1,646	95,912
EDP SA	72,234	303,714
Enel SpA	44,912	341,363
Eversource Energy	2,841	191,853
Exelon Corp.	7,387	281,371
Hydro One Ltd.(a)	3,092	105,105
PG&E Corp.	15,211	299,656
SSE PLC	15,854	394,325
Terna - Rete Elettrica Nazionale	39,658	345,301
		2,358,600
Ground Transportation — 7.2%
Canadian Pacific Kansas City Ltd.	3,339	277,174
CSX Corp.	9,169	314,222
West Japan Railway Co.	5,000	95,349
		686,745
Health Care REITs — 3.5%
Aedifica SA	1,320	89,052
Healthpeak Properties, Inc.	11,171	248,890
		337,942
Independent Power and Renewable Electricity Producers — 8.4%
Clearway Energy, Inc., Class C	8,119	235,126
Innergex Renewable Energy, Inc.(b)	21,768	146,988
Northland Power, Inc.	15,117	231,413
Orsted AS(a)(c)	3,376	195,101
		808,628
IT Services — 1.5%
NEXTDC Ltd.(c)	12,469	142,998
Multi-Utilities — 14.4%
CMS Energy Corp.	4,991	338,689
Consolidated Edison, Inc.	2,747	278,985
National Grid PLC	48,303	636,261
REN - Redes Energeticas Nacionais SGPS SA	45,432	118,772
		1,372,707
Security	Shares	Value
Specialized REITs — 11.2%
American Tower Corp.	846	$ 189,555
Equinix, Inc.	464	387,143
SBA Communications Corp.	2,163	490,266
		1,066,964
Transportation Infrastructure — 14.2%
Aena SME SA(a)	1,256	252,765
Enav SpA(a)	44,878	197,627
Flughafen Zurich AG, Registered Shares	1,100	257,384
Fraport AG Frankfurt Airport Services Worldwide(c)	3,525	178,379
Getlink SE	15,025	270,968
Transurban Group	21,992	200,992
		1,358,115
Water Utilities — 4.4%
Essential Utilities, Inc.	1,209	47,139
Severn Trent PLC	5,401	182,862
United Utilities Group PLC	14,104	189,535
		419,536
Total Long-Term Investments — 97.5% (Cost: $8,762,862)		9,317,038
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	3,755	3,757
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(d)(e)	177,422	177,422
Total Short-Term Securities — 1.9% (Cost: $181,178)		181,179
Total Investments — 99.4% (Cost: $8,944,040)		9,498,217
Other Assets Less Liabilities — 0.6%		57,372
Net Assets — 100.0%		$ 9,555,589
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Infrastructure Sustainable Opportunities Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 3,720(a)	$ —	$ 36	$ 1	$ 3,757	3,755	$ 32(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	179,426	—	(2,004)(a)	—	—	177,422	177,422	2,130	—
				$ 36	$ 1	$ 181,179		$ 2,162	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(c)	08/19/26	$ 32,928	$ 1,039(b)	$ 34,007	0.3%
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(b)	Amount includes $(40) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(c)
Range:	26 basis points
Benchmarks:	Euro Short-Term Rate: EUR 1 Day
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
EDP SA	8,088	$ 34,007	100.0%
Total Reference Entity — Long		34,007
Net Value of Reference Entity — Goldman Sachs Bank USA		$34,007

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Infrastructure Sustainable Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering	$ —	$ 325,852	$ —	$ 325,852
Diversified Telecommunication Services	—	438,951	—	438,951
Electric Utilities	973,897	1,384,703	—	2,358,600
Ground Transportation	591,396	95,349	—	686,745
Health Care REITs	248,890	89,052	—	337,942
Independent Power and Renewable Electricity Producers	613,527	195,101	—	808,628
IT Services	—	142,998	—	142,998
Multi-Utilities	736,446	636,261	—	1,372,707
Specialized REITs	1,066,964	—	—	1,066,964
Transportation Infrastructure	—	1,358,115	—	1,358,115
Water Utilities	47,139	372,397	—	419,536
Short-Term Securities
Money Market Funds	181,179	—	—	181,179
	$ 4,459,438	$ 5,038,779	$ —	$ 9,498,217
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 1,039	$ —	$ 1,039
(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
Portfolio Abbreviation
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
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